Debt Instruments (Tables) - Debt instruments.	12 Months Ended
Dec. 31, 2020
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Classification:
Financial assets at fair value through profit or loss	110,613	206,272
Financial assets at fair value through other comprehensive income	233,463	355,321
Financial assets at amortized cost	11,257	11,453
	355,333	573,046
Type:
Mexican government debt securities	273,487	443,909
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	4,472	744
Foreign government debt securities	69,113	119,276
Of which:
Collateral delivered for OTC financial derivatives transactions (Note 32)	—	4,562
Brazilian Government Notes	30,225	23,870
US Government Treasury Bills (T-BILLS)	34,506	91,976
US Government Treasury Notes (T-NOTES)	4,382	3,430
Debt securities issued by financial institutions	2,270	3,413
Other debt securities	10,463	6,448
	355,333	573,046
Currency:
Peso	243,132	405,184
USD	47,897	108,411
Brazilian Real (BRL)	30,225	23,870
Other currencies	34,079	35,581
	355,333	573,046

Schedule of classification by rating of financial assets

The breakdown by issuer rating of Debt instruments as of December 31, 2019 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	38,888	38,888	10.94%
A	12,480	226,928	239,408	67.38%
BBB	—	43,088	43,088	12.13%
BB	—	3,471	3,471	0.98%
Below B	—	30,225	30,225	8.51%
Below BBB	253	—	253	0.07%
	12,733	342,600	355,333	100%

The breakdown by issuer rating of Debt instruments as of December 31, 2020 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	95,406	95,406	16.65%
A	9,596	391,651	401,247	70.02%
BBB	267	48,587	48,854	8.53%
BB	—	3,669	3,669	0.64%
Below B	—	23,870	23,870	4.17%
	9,863	563,183	573,046	100%

Financial assets at fair value through profit or loss category
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Federal Treasury Securities (CETES)	25,348	81,017
United Mexican States Bonds (UMS)	30	141
Federal Mexican Government Development Bonds (BONDES)	29,708	22,345
M and M10 Mexican Government Bonds (M Bonds)	11,601	51,313
Mexican Bank Saving Protection Bonds (BPATS)	13,750	22,623
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	4,619	4,469
T-BILLS	10,928	12,342
T-NOTES	4,382	3,430
Other debt securities	10,247	8,592
	110,613	206,272

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

CETES	—	1,272
UMS	43,058	48,447
M, M3 and M5 Mexican Government Bonds (M Bonds)	117,974	189,137
BPATS	11,499	8,616
UDIBONDS	4,643	3,076
T-BILLS	23,578	79,634
Brazilian Government Notes	30,225	23,870
Other debt securities	2,486	1,269
	233,463	355,321

Schedule of gross carrying amount of the financial assets

	Fair value
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at fair value through other comprehensive income
Of which:
Mexican government debt instruments	241,932	—	241,932	—	241,932
Foreign government debt instruments	103,504	—	103,504	—	103,504
Debt instruments issued by the Central Bank	8,616	—	8,616	—	8,616
Other fixed-income interest debt instruments	1,269	—	1,269	—	1,269

	355,321	—	355,321	—	355,321

Schedule of changes in financial instruments

	2018	2019	2020

Beginning balance	164,947	154,483	233,463
Reclassification from Available-for-sale to Amortized cost	(73,131)	—	—
Beginning balance as restated	91,816	154,483	233,463
Net additions/(disposals)	63,824	75,061	119,141
Valuation adjustments	(1,226)	4,108	3,560
Amounts reclassified to the consolidated income statement	69	(189)	(843)
Balance at year-end	154,483	233,463	355,321

Schedule of allowance for impairment losses

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2019:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	23	—	—	23	—
Of which:
Mexican government debt instruments	22	—	—	22	—
Other fixed-income interest debt instruments	1	—	—	1	—

Financial assets at amortized cost	—	—	—	—	—

	23	—	—	23	—

The following is a breakdown of the allowance for impairment losses of Debt instruments classified at fair value through other comprehensive income and at amortized cost as of December 31, 2020:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Written-off financial assets

Financial assets at fair value through other comprehensive income	91	—	—	91	—
Of which:
Mexican government debt instruments	89	—	—	89	—
Other fixed-income interest debt instruments	2	—	—	2	—

Financial assets at amortized cost	—	—	—	—	—

	91	—	—	91	—

Financial assets at amortized cost category
Financial assets
Schedule of financial assets

	12/31/2019	12/31/2020

Special CETES	3,471	3,668
Bonos de Regulación Monetaria Reportables - (BREMS R)	7,786	7,785
	11,257	11,453

Type:
Unquoted	3,471	3,668
Quoted	7,786	7,785

Schedule of gross carrying amount of the financial assets

The following is a breakdown of the gross carrying amount of Debt instruments – Financial assets at amortized cost as of December 31, 2020:

	Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3	Total

Financial assets at amortized cost
Of which:
Mexican government debt instruments	11,453	—	11,453	—	11,453